UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo, President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2012 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.5%
Commodity Trading Advisor – 3.5%
(Cost $15,457,000)
BlueTrend Fund, L.P.	$10,349,000
Cantab Capital Partners	6,596,000
16,945,000
Convertible Bond Arbitrage – 0.0%
(Cost $123,000)
Investcorp Interlachen Multi-Strategy Fund, LLC*	131,000
Distressed – 8.2%
(Cost $36,456,000)
Chatham Asset Management	14,095,000
Knighthead Domestic Fund	19,123,000
Strategic Value Restructuring Fund, L.P.	5,975,000
39,193,000
Emerging Markets – 6.6%
(Cost $30,560,000)
Amiya Global Fund, L.P.– B	14,753,000
Discovery Global Opportunity Partners, L.P.	16,790,000
Hermitage Global Partners, L.P.*	33,000
31,576,000
Equity Market Neutral – 3.0%
(Cost $12,009,000)
Laurion Capital, L.P.	14,553,000
Event Driven – 13.0%
(Cost $59,000,000)
Archer Capital Fund, L.P.	15,135,000
Corvex Partners, L.P.	16,365,000
HG Vora LLC	14,208,000
Varadero Capital L.P.	16,775,000
62,483,000
Fixed Income Arbitrage – 2.0%
(Cost $7,228,000)
Triton Fund, L.P.	8,441,000
Triton Q4 2012	1,000,000
9,441,000
Global Macro – 2.6%
(Cost $13,000,000)
Pivot Global Value Fund	12,684,000
Long/Short Equity – 11.3%
(Cost $49,500,000)
Broadfin Healthcare	14,751,000
Dorsal Capital Partners, L.P.	19,841,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.5% – continued
Long/Short Equity – 11.3% continued
Lakewood Capital Partners, L.P.	$19,446,000
54,038,000
Non-U.S. Equity Hedge – 14.5%
(Cost $57,113,000)
EB Asia Absolute Ltd	17,135,000
Pelham Long/Short Fund, L.P.	15,704,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	19,651,000
Zebedee Focus Fund Limited	17,117,000
69,607,000
Relative Value – 13.7%
(Cost $58,530,000)
Alphadyne Investment Strategies Partners, L.P.	16,510,000
Brevan Howard Limited	10,699,000
Hutchin Hill Capital Domestic Fund, L.P.	8,385,000
North Pole Offshore	13,426,000
Peak6 Advisors LLC	16,603,000
65,623,000
Sector Hedge – 4.3%
(Cost $15,000,000)
Camber Capital Fund, L.P.	20,630,000
Special Situations – 6.9%
(Cost $25,192,000)
JHL Capital Fund, LLC	14,814,000
Senator Global Opportunity Fund, L.P.	18,157,000
32,971,000
U.S. Equity Hedge – 8.9%
(Cost $36,483,000)
Black Diamond Thematic	20,286,000
Bluefin Investors, L.P.	11,366,000
Harvest Small Cap Partners, L.P.	10,883,000
42,535,000
Total Sub-Funds
(Cost $415,651,000)	$472,410,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	179,000	$179,000
Total Cash Equivalent
(Cost $179,000)		$179,000
TOTAL INVESTMENTS – 98.5%
(Cost $415,830,000)		$472,589,000
Other Assets less Liabilities – 1.5%		7,200,000
NET ASSETS – 100.0%		$479,789,000

(1) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment manager of the Fund. Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both subsidiaries of Northern Trust Corporation.

(2) At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $19,633,000 with net sales of approximately $19,454,000 during the nine months ended December 31, 2012.

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At December 31, 2012, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	3.5%
Convertible Bond Arbitrage	0.0
Distressed	8.2
Emerging Markets	6.6
Equity Market Neutral	3.0
Event Driven	13.0
Fixed Income Arbitrage	2.0
Global Macro	2.6
Long/Short Equity	11.3
Non-U.S. Equity Hedge	14.5
Relative Value	13.7
Sector Hedge	4.3
Special Situations	6.9
U.S. Equity Hedge	8.9

STRATEGY WEIGHTINGS	PERCENTAGE
Cash Equivalent and Assets Less Other Liabilities	1.5%
Total	100.0%

At December 31, 2012, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 24.6%	$104,097,000	$117,727,000
United States – 73.9%	311,554,000	354,683,000
Total		$472,410,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to suspend redemptions or implement other restrictions on liquidity, such as side-pockets or lock-up periods that are greater than the “near term.”

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of December 31, 2012. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Commodity Trading Advisor	$-	$16,945	$-	$16,945
Convertible Bond Arbitrage	-	-	131	131
Distressed	-	14,095	25,098	39,193
Emerging Markets	-	31,543	33	31,576
Equity Market Neutral	-	14,553	-	14,553
Event Driven	-	45,708	16,775	62,483
Fixed Income Arbitrage	-	8,441	1,000	9,441
Global Macro	-	12,684	-	12,684
Long/Short Equity	-	54,038	-	54,038
Non-U.S. Equity Hedge	-	69,607	-	69,607
Relative Value	-	65,623	-	65,623
Sector Hedge	-	20,630	-	20,630
Special Situations	-	18,157	14,814	32,971
U.S. Equity Hedge	-	42,535	-	42,535

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Cash Equivalent	$179	$-	$-	$179
Total	$179	$414,559	$57,851	$472,589

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the Sub-Funds and Cash Equivalents on March 31, 2012.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCH- ASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/12 (000S)
Sub-Funds
Convertible Bond Arbitrage	$127	$—	$—	$4	$—	$—	$—	$—	$—	$131
Distressed	26,742	74	—	1,901	—	2,000	(5,619)	—	—	25,098
Emerging Markets	39	—	—	—	(6)	—	—	—	—	33
Event Driven	—	—	—	775	—	16,000	—	—	—	16,775
Fixed Income Arbitrage	294	—	—	114	(238)	913	(83)	—	—	1,000
Special Situations	15,314	94	—	406	—	—	(1,000)	—	—	14,814
U.S. Equity Hedge	12,307	110	(24)	1	(279)	—	(12,115)	—	—	—
Total Investments	$54,823	$278	$(24)	$3,201	$(523)	$18,913	$(18,817)	$—	$—	$57,851

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was approximately $3,166,000.

At December 31, 2012, the estimated cost of investments for federal income tax purpose was $415,651,000. At December 31, 2012, accumulated net unrealized appreciation on investments was $56,759,000 consisting of $58,349,000 gross unrealized appreciation and $1,590,000 gross unrealized depreciation.

Valuation Process

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments in Sub-Funds at fair value. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from Northern Trust Investments, Inc. (“NTI” or the “Administrator”) and from The Northern Trust Company of Connecticut (“NTCC” or the “Investment Manager”) as recommended to, and approved by, the Fund’s Board.

In determining the month end value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated value. In addition, each Sub-Fund’s NAV’s are monitored in conformity with accounting principles generally accepted in the United States of America (“GAAP”) through monthly reviews of the values of the underlying investments in each Sub-Fund and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider the factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

Sensitivity Analysis

The NAV of a Sub-Fund will increase or decrease based upon current financial market conditions, the Sub-Fund’s investment strategy and the performance of the underlying investments of the Sub-Fund.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)

Date:	February 28, 2013

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)
Date:	February 28, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	February 28, 2013